Securitizations and Variable Interest Entities, Cash Flows From Sales and Securitizations Activity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Securitizations and Variable Interest Entities Textual [Abstract]
Amount paid to third party investors to settle repurchase liabilities	$ 11	$ 19	$ 78
Amount paid to repurchase loans from securitization vehicles	9,900	11,300	13,800
Net gain from sale of asset securitization	524	506	288
Residential Mortgage [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Amount transferred related to mortgages to unconsolidated VIE	236,600	186,600	155,800
Mortgage loans [Member]
Cash Flow Securitizations [Abstract]
Proceeds from securitizations and whole loan sales	252,723	202,335	164,331
Fees from servicing rights retained	3,492	3,675	4,062
Cash flows from other interests held	2,898	1,297	1,417
Servicing advances, net of repayments	(218)	(764)	(170)
Other financial assets [Member]
Cash Flow Securitizations [Abstract]
Proceeds from securitizations and whole loan sales	347	531	0
Fees from servicing rights retained	0	5	8
Cash flows from other interests held	1	38	75
Servicing advances, net of repayments	0	0	0
Commercial Loan [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Net gain from sale of asset securitization	429	338	198
Amount transferred related to mortgages to unconsolidated VIE	18,300	17,300	10,300
Fair Value, Inputs, Level 3 [Member] | Residential Mortgage [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Amount of servicing asset at fair value	2,100	1,600	1,200
Amount of liability for repurchase reserves at fair value	36	43	44
Fair Value, Inputs, Level 3 [Member] | Commercial Loan [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Amount of servicing asset at fair value	270	180	99
Fair Value, Inputs, Level 2 [Member] | Residential Mortgage [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Securities, at fair value	4,400	1,900	751
Fair Value, Inputs, Level 2 [Member] | Commercial Loan [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Securities, at fair value	258	241	100
Non-agency securitizations and whole loan transactions [Member] | Mortgage loans [Member]
Cash Flow Securitizations [Abstract]
Repurchases of assets/loss reimbursements	26	14	6
Non-agency securitizations and whole loan transactions [Member] | Other financial assets [Member]
Cash Flow Securitizations [Abstract]
Repurchases of assets/loss reimbursements	0	0	0
Agency securitizations | Mortgage loans [Member]
Cash Flow Securitizations [Abstract]
Repurchases of assets/loss reimbursements	133	300	316
Agency securitizations | Other financial assets [Member]
Cash Flow Securitizations [Abstract]
Repurchases of assets/loss reimbursements	$ 0	$ 0	$ 0